BALANCE SHEET DETAILS (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Other current liabilities:
Accrued contract costs	$ 3,175	$ 4,325
Accrued payroll and compensation	8,136	7,341
Warranty costs	617	1,329
Accrued professional fees	1,946	2,103
Accrued other taxes	2,722	4,219
Other	5,834	6,883
Total other current liabilities	22,430	26,200
Other long-term liabilities
Non Current Income Tax Payable	13,606	16,128
Non Current Deferred Tax Liability	37	133
Non Current Deferred Rent	475	878
Others	2,668	3,798
Total other long-term liabilities	$ 16,786	$ 20,937